5. Related Party - Quarterly	11 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Quarterly Member
5. Related Party

NOTE 4 – Related Party

The Company uses office space from a family member of a member of the Company at no rent.

The Company made sales to a company in which two members of the Company are members of the board of directors for the amount of $19,150 during the period from January 29, 2013 to December 31, 2013.

NOTE 5 – Related Party

The Company uses office space from a family member of a stockholder of the Company at no rent.

The Company made sales to a company in which two shareholders of the Company are members of the board of directors for the amount of $31,234 during the three months ended March 31, 2014.